Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Common Shares
Outstanding, Beginning of Year	2,001,211	1,228,870
Issued Under the Arrangement, Net of Issuance Costs (Note 5)	0	788,518
Issued Upon Exercise of Warrants	9,399	314
Issued Under Stock Option Plans	11,069	535
Purchase of Common Shares under NCIBs	(112,489)	(17,026)
Outstanding, End of Year	1,909,190	2,001,211
Amount
Outstanding, Beginning of Year	$ 17,016	$ 11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5)	0	6,111
Issued Upon Exercise of Warrants	93	3
Issued Under Stock Option Plans	170	7
Purchase of Common Shares under NCIBs	(959)	(145)
Outstanding, End of Year	$ 16,320	$ 17,016